Annual Fund Operating Expenses	Dec. 31, 2021
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.49%
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	2.24%
Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%